Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties [Line Items]
Total Due to related parties	$ 7	$ 111
Quanzhou School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties [Line Items]
Total Due to related parties		34
Jinjiang School [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties [Line Items]
Total Due to related parties	7	36
Ya Li [Member]
Related Party Transactions and Balances (Details) - Schedule of Significant Balances with Related Parties [Line Items]
Total Due to related parties		$ 41